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[LETTERHEAD]
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111

VIA EDGAR
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June 2, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:  State Street Research Institutional Funds
     Securities Act of 1933 Registration No. 333-73433
     Investment Company Act of 1940 File No. 811-09247
     CIK No. 0001080727

Ladies and Gentlemen:

     The undersigned, STATE STREET RESEARCH INSTITUTIONAL FUNDS, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 1 under the Securities Act: Amendment No. 2 under the Investment Company Act of 1940, as amended); and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000912057-00-026567).


STATE STREET RESEARCH
INSTITUTIONAL FUNDS

By:  /s/ Mara D. Calame
     ------------------
     Mara D. Calame
     Assistant Secretary